Note 8 (Tables)	6 Months Ended
Jun. 30, 2021
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the accompanying condensed consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2021	December 2020
Cash on hand	5,872	6,447
Cash equivalent balances at central banks	50,154	53,079
Other financial assets	5,661	5,994
Total	61,687	65,520